                            Table of Contents

                                     OVERVIEW
                       LETTER TO SHAREHOLDERS       1
                            ECONOMIC SNAPSHOT       2

                          PERFORMANCE SUMMARY
                            RETURN HIGHLIGHTS       4

                        PORTFOLIO AT A GLANCE
                               CREDIT QUALITY       6
                   SIX-MONTH DIVIDEND HISTORY       6
                             TOP FIVE SECTORS       7
             NET ASSET VALUE AND MARKET PRICE       7
              Q&A WITH YOUR PORTFOLIO MANAGER       8
                            GLOSSARY OF TERMS      11

                               BY THE NUMBERS
                     YOUR TRUST'S INVESTMENTS      12
                         FINANCIAL STATEMENTS      31
                NOTES TO FINANCIAL STATEMENTS      36



    BOARD OF TRUSTEES AND IMPORTANT ADDRESSES      40

Given the market's ups and downs--diversifying has never been more important.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

 OVERVIEW

LETTER TO SHAREHOLDERS
May 20, 2002

Dear Shareholder,
We seem to be at an economic crossroads--good news about the economy and earnings have been offset by escalating concerns abroad. Given the market's ups and downs, taking steps so your portfolio can be properly diversified has never been more important. So how do you decide what to do next?

Contact your financial advisor.

Your financial advisor can help you review your current asset allocation and determine whether it remains appropriate for your goals, risk tolerance and time horizon. Remember, while no portfolio is immune to volatility, owning a variety of stock and fixed-income investments may help manage your portfolio's overall risk and improve its long-term performance potential. When reviewing your investment selections with your financial advisor, be sure to keep your long-term goals in mind--don't let short-term volatility distract you from your long-term retirement planning and investment goals.

                  Thank you for your continued trust in Van Kampen. We appreciate the opportunity to help you and your loved ones enjoy life's true wealth--family, friends and life's daily pleasures.

Sincerely,

[SIG]
Richard F. Powers, III
President and CEO
Van Kampen Investment Advisory Corp.

ECONOMIC SNAPSHOT

THE ECONOMY
ECONOMIC DATA RELEASED IN APRIL 2002 DEPICTED AN ECONOMY ON THE PATH OF RECOVERY, BUT MANY MARKET OBSERVERS AND ANALYSTS WERE SLOW TO VIEW RECENT DEVELOPMENTS--SUCH AS IMPROVED PRODUCTIVITY AND STRONG GROWTH--POSITIVELY.

UNEMPLOYMENT DATA, RELEASED EARLY IN THE MONTH, REVEALED NEW JOBS HAD BEEN ADDED TO THE ECONOMY--ALBEIT AT A SUBDUED PACE. THE BELEAGUERED MANUFACTURING SECTOR REPORTED FACTORY PRODUCTION LEVELS THAT WERE CONSISTENT WITH RECENT INCREASES. HOUSING STARTS, ALTHOUGH STILL AT HISTORICALLY HIGH LEVELS, RETREATED MORE THAN ANALYSTS HAD ANTICIPATED. AT THE SAME TIME, RETAIL SALES CONTINUED TO DISPLAY SURPRISING STRENGTH.

CONTENT WITH WHAT THEY PERCEIVED TO BE GOOD--BUT NOT-GOOD-ENOUGH--RESULTS, THESE SAME MARKET OBSERVERS AND ANALYSTS SEEMED SURPRISED WHEN FIRST QUARTER GROSS DOMESTIC PRODUCT, THE PRIMARY MEASURE OF ECONOMIC GROWTH, CAME IN AT A STRONGER-THAN-EXPECTED 5.6 PERCENT.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES

(March 31, 2000--March 31, 2002)

[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Mar 00                                                                            4.80
Jun 00                                                                            5.70
Sep 00                                                                            1.30
Dec 00                                                                            1.90
Mar 01                                                                            1.30
Jun 01                                                                            0.30
Sep 01                                                                           -1.30
Dec 01                                                                            1.70
Mar 02                                                                            5.60

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(April 30, 2000--April 30, 2002)

[LINE GRAPH]

                                                                       INTEREST RATES                       INFLATION
                                                                       --------------                       ---------
Apr 00                                                                      6.00                               3.10
                                                                            6.50                               3.20
                                                                            6.50                               3.70
Jul 00                                                                      6.50                               3.70
                                                                            6.50                               3.40
                                                                            6.50                               3.50
Oct 00                                                                      6.50                               3.40
                                                                            6.50                               3.40
                                                                            6.50                               3.40
Jan 01                                                                      5.50                               3.70
                                                                            5.50                               3.50
                                                                            5.00                               2.90
Apr 01                                                                      4.50                               3.30
                                                                            4.00                               3.60
                                                                            3.75                               3.20
Jul 01                                                                      3.75                               2.70
                                                                            3.50                               2.70
                                                                            3.00                               2.60
Oct 01                                                                      2.50                               2.10
                                                                            2.00                               1.90
                                                                            1.75                               1.60
Jan 02                                                                      1.75                               1.10
                                                                            1.75                               1.10
                                                                            1.75                               1.50
Apr 02                                                                      1.75                               1.60

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of April 30, 2002)

------------------------------
NYSE Ticker Symbol - VKQ
------------------------------

-----------------------------------------------------------------------
Six-month total return(1)                                     3.47%
-----------------------------------------------------------------------
One-year total return(1)                                      8.15%
-----------------------------------------------------------------------
Five-year average annual total return(1)                      5.99%
-----------------------------------------------------------------------
Ten-year average annual total return(1)                       6.31%
-----------------------------------------------------------------------
Life-of-Trust average annual total return(1)                  6.24%
-----------------------------------------------------------------------
Commencement date                                          09/27/91
-----------------------------------------------------------------------

Distribution rate as a % of closing common share market
price(2)                                                      6.77%
-----------------------------------------------------------------------
Taxable-equivalent distribution rate as a % of closing
common share market price(3)                                 11.03%
-----------------------------------------------------------------------
Preferred share (Series A) rate(4)                            1.60%
-----------------------------------------------------------------------
Preferred share (Series B) rate(4)                            1.50%
-----------------------------------------------------------------------
Preferred share (Series C) rate(4)                            1.65%
-----------------------------------------------------------------------
Preferred share (Series D) rate(4)                            1.37%
-----------------------------------------------------------------------
Net asset value                                              $15.62
-----------------------------------------------------------------------
Closing common share market price                            $13.82
-----------------------------------------------------------------------
Six-month high common share market price (02/27/02)          $14.35
-----------------------------------------------------------------------
Six-month low common share market price (12/20/01)           $13.04
-----------------------------------------------------------------------

(1) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(2) Distribution rate represents the monthly annualized distributions of the Trust at the end of the period and not the earnings of the Trust.

(3) The taxable-equivalent distribution rate is calculated assuming a 38.6% federal income tax rate.

(4) See "Notes to Financial Statements" footnote #4, for more information concerning Preferred Share reset periods.

    A portion of the interest income may be taxable for those investors subject to the federal alternative minimum tax (AMT).

    Past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. An investment in the Trust is subject to investment risks, and you could lose money on your investment in the Trust. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

               PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)

As of April 30, 2002
- AAA/Aaa............  60.3%   [PIE CHART]
- AA/Aa..............  12.9%
- A/A................   8.7%
- BBB/Baa............   6.7%
- BB/Ba..............   2.1%
- Non-Rated..........   9.3%
As of October 31, 2001
- AAA/Aaa............  55.5%   [PIE CHART]
- AA/Aa..............  11.3%
- A/A................  10.6%
- BBB/Baa............   7.9%
- BB/Ba..............   3.2%
- Non-Rated..........  11.5%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

SIX-MONTH DIVIDEND HISTORY

(for the six months ending April 30, 2002, for common shares)
[BAR GRAPH]

                                                                               DIVIDENDS
                                                                               ---------
11/01                                                                           0.0685
12/01                                                                           0.0685
1/02                                                                            0.0740
2/02                                                                            0.0780
3/02                                                                            0.0780
4/02                                                                            0.0780

The dividend history represents dividends that were paid on the trust and is no guarantee of the trust's future dividends.

TOP FIVE SECTORS

(as a percentage of long-term investments)

[INVESTMENT PERFORMANCE GRAPH]

                                                                       APRIL 30, 2002                    OCTOBER 31, 2001
                                                                       --------------                    ----------------
General Purpose                                                            21.00                              21.70
Health Care                                                                12.50                              13.70
Transportation                                                              8.20                               7.80
Public Education                                                            6.90                               6.70
Higher Education                                                            6.60                               8.00

Subject to change daily.

NET ASSET VALUE AND MARKET PRICE

(based upon quarter-end values--April 1992 through April 2002)
[INVESTMENT PERFORMANCE GRAPH]

                                                                      NET ASSET VALUE                      MARKET PRICE
                                                                      ---------------                      ------------
4/92                                                                      15.3100                            15.0000
                                                                          15.9800                            15.6250
                                                                          16.2400                            15.7500
                                                                          16.0000                            15.6250
                                                                          16.5700                            16.5000
                                                                          16.8600                            16.2500
                                                                          17.2600                            16.6250
12/93                                                                     17.2700                            16.5000
                                                                          15.5300                            14.8750
                                                                          15.3900                            15.1250
                                                                          15.1300                            14.3750
12/94                                                                     14.4800                            13.0000
                                                                          15.7200                            14.8750
                                                                          15.5000                            14.3750
                                                                          15.7600                            14.0000
12/95                                                                     16.5600                            14.1250
                                                                          15.9900                            14.1250
                                                                          15.8000                            14.0000
                                                                          16.0200                            14.5000
12/96                                                                     16.2700                            13.8750
                                                                          15.9600                            14.1250
                                                                          16.3900                            15.0625
                                                                          16.7700                            15.6875
12/97                                                                     17.0900                            16.1875
                                                                          17.0900                            15.8120
                                                                          17.0400                            16.1250
                                                                          17.5100                            17.0000
12/98                                                                     16.8200                            16.9375
                                                                          16.5500                            16.3125
                                                                          15.7100                            15.1875
                                                                          15.0300                            13.9375
12/99                                                                     14.3900                            12.7500
                                                                          14.6400                            12.8750
                                                                          14.5800                            13.3750
                                                                          14.8200                            12.8750
12/00                                                                     15.4700                            13.0625
                                                                          15.6000                            13.7800
                                                                          15.4600                            13.6100
                                                                          15.8500                            13.7500
12/01                                                                     15.4000                            13.4200
                                                                          15.2600                            13.5900
4/02                                                                      15.6200                            13.8200

The solid line above represents the trust's net asset value (NAV), which indicates overall changes in value among the trust's underlying securities. The trust's market price is represented by the dashed line, which indicates the price the market is willing to pay for shares of the trust at a given time. Market price is influenced by a range of factors, including supply and demand and market conditions.

                                                                         [PHOTO]

Q&A WITH YOUR PORTFOLIO MANAGER

WE RECENTLY SPOKE WITH THE PORTFOLIO MANAGER FOR VAN KAMPEN MUNICIPAL TRUST ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE TRUST'S RETURN DURING THE SIX-MONTH PERIOD ENDING APRIL
30, 2002. THOMAS M. BYRON, PORTFOLIO MANAGER, HAS MANAGED THE TRUST SINCE 2000 AND HAS WORKED IN THE INVESTMENT INDUSTRY SINCE 1981. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE TRUST'S PERFORMANCE.

Q   WHAT WAS THE MARKET
    ENVIRONMENT OF THE PAST SIX MONTHS, AND HOW DID THE TRUST PERFORM IN THAT ENVIRONMENT?

A   The market over the past six
months has been driven by shifting expectations about the future growth of the economy. As economic indicators wavered between encouraging and disappointing evidence of a sustained recovery, investors responded by driving yields in diverging directions from one month to the next. The result was a decidedly choppy market.

    In November and December of 2001, the first two months of the period, investors appeared to assume an imminent economic recovery. Fears that credit demand and inflation would soon rise in tandem with the economy's improving strength drove yields up across the market.

    Those fears were allayed in the first two months of 2002 as economic indicators began to be more mixed. Investors began to sense that the economy's recovery, and the concurrent upward pressure on interest rates, might not occur as quickly as they had previously anticipated. The resulting market rally sent yields lower in January and February as Wall Street economists pushed back their timetable for future Federal Reserve ("Fed") tightening.

    The next two months saw even sharper reversals of fortune for the municipal bond market. In March, the market posted one of its worst months of the past 20 years in the wake of unexpectedly strong employment and manufacturing numbers. The market then rallied strongly in April as continued volatility in the equity market caused investors to turn to the perceived relative safety of tax-exempt bonds.

    While yields were volatile during the period, we believe the municipal market on the whole remained fairly well balanced between supply and demand. Municipalities continued to take advantage of low interest rates by issuing new bonds, and issuance overall was up 10 percent for the first three months of 2002 compared to the same period one year earlier. Retail investors continued to show strong demand for the asset class as an alternative to volatile equity returns.

    The portfolio continued to offer a competitive level of tax-exempt income. The trust's monthly dividend of $0.078 per share translated to a distribution rate of 6.77 percent based on the trust's closing common share market price on April 30, 2002. Based on these figures, investors would have to earn a distribution rate of 11.03 percent on a taxable investment (for an investor in the 38.6 percent federal income tax bracket) to match the tax-exempt yield provided by the trust.

    For the six months ending April 30, 2002, the trust produced a total return of 3.47 percent based on common share market price. This reflects an increase in common share market price from $13.79 per share on October 31, 2001 to $13.82 per share on April 30, 2002.

    Past performance is no guarantee of future results. As a result of recent market activity, current performance may vary from the figures shown. Investment return and principal value will fluctuate and trust shares, when sold, may be worth more or less than their original cost. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    By comparison, the Lehman Brothers Municipal Bond Index posted a total return of 1.08 percent for the same period. This index is an unmanaged, broad-based statistical composite of municipal bonds. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional performance results, please refer to the chart and footnotes on page 4.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN THIS ENVIRONMENT?

A   Much of our activity in this trust
centered around taking profits from successful positions and redeploying those assets into securities that we believed were likely to produce strong performance going forward. For example, in recent years we purchased several discount-coupon bonds that we anticipated would benefit from changes in the market's structure. Those bonds appreciated considerably as interest rates fell, and got an extra boost when they became desirable to retail investors. We sold these positions when they had reached their price targets in an effort to lock those gains into the portfolio.

    The resulting assets were put to work in bonds that we believed offered better characteristics for the next phase of the market. In some instances we looked for bonds with similar or slightly higher coupons and better structural characteristics. We also favored selected intermediate-maturity, premium-coupon bonds that are priced to their call date. These bonds have historically offered the dual benefits of strong income as well as moderate vulnerability to changes in interest rates, and may help the portfolio in times when interest rates are rising.

    The portfolio also experienced a fair amount of call activity. The trust was formed roughly 10 years ago, and has many of its original holdings. These bonds were issued during a period of higher interest rates, and as a result are especially attractive candidates for refinancing in the current, lower interest-rate environment. We will continue to monitor these holdings and will attempt to minimize any adverse impact by selectively replacing callable issues when the market offers more attractive opportunities elsewhere.

    We also increased the trust's credit profile, boosting its exposure to AAA rated bonds by nearly 5 percent. This was not accomplished through wholesale trading; in fact, the trust's sector exposures were relatively stable over the period. Instead, we performed a fair amount of credit rotation within sectors to position the trust defensively. With the economy on an apparent path to recovery, we became concerned that higher interest rates would soon put pressure on the prices of lower-rated bonds.

    In the wake of September 11, bonds backed by airline revenues have been among the hardest hit. While some of the trust's holdings in these issues have further potential for appreciation, we moved to trim exposure to those bonds that seemed unlikely to improve.

    Finally, we have implemented an ongoing strategy to try to enhance the efficiency of the trust's portfolio. Our primary means of achieving this has been to streamline the portfolio wherever possible by reducing the number of names and increasing position sizes. This should benefit the portfolio by boosting liquidity and keeping transaction costs low. It may also allow us greater flexibility to establish and trade around positions that correspond to our investment goals.

Q   WHAT IS YOUR OUTLOOK FOR THE
    MUNICIPAL MARKET?

A   We will continue to watch the
economy for any acceleration in growth that could cause the Fed to boost rates. With interest rates this low, it may be difficult to keep inflationary fears out of the picture for long. As a result, we expect that there may be increasing pressure on the Fed to act in the coming months, which may drive yields higher, particularly on the short end of the curve.

    For the municipal market, we expect that issuance will remain steady. Rising interest rates could put a damper on refinancing activity, but voters in most areas appear to be amenable to ballot initiatives that result in debt financing. We anticipate that equity market sentiment may continue to be a key driver of investor appetite for municipal bonds. In our view, as long as stocks remain volatile, the municipal market is likely to continue to enjoy positive inflows.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

COUPON RATE: The stated rate of interest a bond pays on an annual basis, expressed as a percentage of its face value.

CREDIT RATING: An evaluation of a bond issuer's credit history and capability of repaying debt obligations. Standard & Poor's Ratings Group and Moody's Investors Service are two companies that assign credit ratings. Standard & Poor's ratings range from a high of AAA to a low of D, while Moody's ratings range from a high of Aaa to a low of C.

DISCOUNT BOND: A bond whose market price is lower than its face value or "par value". Because bonds usually mature at face value, a discount bond has more potential to appreciate in price than a par bond does.

FEDERAL RESERVE BOARD (THE FED): The governing body of the Federal Reserve System, which is the central bank of the United States. Its policy-making committee, called the Federal Open Market Committee, meets at least eight times a year to establish monetary policy and monitor the economic pulse of the United States.

PREMIUM BOND: A bond whose market price is above its face value, or "par value." Because bonds usually mature at face value, a premium bond has less potential to appreciate in price than a par bond.

SECTOR: A group of securities that are similar with respect to industry, maturity, credit rating, or coupon.

YIELD CURVE: The pattern that results from viewing the yields of U.S. Treasury securities maturing in 1, 5, 10, and 30 years. When grouped together and graphed, a pattern of increasing yield is often reflected as the time to maturity extends. This pattern creates an upward sloping "curve." A "flat" yield curve represents little difference between short- and long-term interest rates, while a "negative" yield curve represents decreasing yields as the time to maturity extends.

                        BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON    MATURITY       VALUE
          MUNICIPAL BONDS  149.7%
          ALABAMA  2.4%
$1,000    Birmingham Baptist Med Ctr AL Baptist Hlth
          Sys Ser A..................................  5.875%   11/15/24   $   1,000,360
 8,450    Jefferson Cnty, AL Swr Rev Cap Impt Wtr Ser
          A (FGIC Insd)..............................  5.000    02/01/41       7,987,700
 2,000    Jefferson Cnty, AL Wtr Ser A (AMBAC
          Insd)......................................  5.000    04/01/09       2,134,100
 2,435    Marshall Cnty, AL Hlth Care Ser C (a)......  6.000    01/01/32       2,334,605
                                                                           -------------
                                                                              13,456,765
                                                                           -------------
          ALASKA  0.2%
 1,000    Alaska St Intl Arpt Rev Ser B (AMBAC
          Insd)......................................  5.750    10/01/17       1,071,620
                                                                           -------------

          ARIZONA  2.8%
 1,425    Arizona Cap Fac Fin Corp Student Hsg Rev AZ
          St Univ Proj...............................  6.250    09/01/32       1,453,300
 4,250    Arizona St Transn Brd Hwy Rev Sub Ser A
          Rfdg.......................................  4.750    07/01/11       4,355,485
 2,500    Maricopa Cnty, AZ Indl Dev Auth Ed Rev AZ
          Charter Sch Proj 1 Ser A...................  6.750    07/01/29       2,517,050
 2,750    Phoenix, AZ Civic Impt Corp Amt Sr Lien Ser
          B (FGIC Insd) (a)..........................  5.250    07/01/32       2,694,725
 4,375    Salt River Proj AZ Agric Impt Salt River
          Proj Ser A Rfdg............................  5.250    01/01/06       4,697,919
                                                                           -------------
                                                                              15,718,479
                                                                           -------------
          ARKANSAS  0.6%
 1,000    Arkansas St Dev Fin Auth Hosp Rev WA Regl
          Med Ctr....................................  7.250    02/01/20       1,043,730
 2,500    Arkansas St Dev Fin Auth Hosp Rev WA Regl
          Med Ctr....................................  7.375    02/01/29       2,612,650
                                                                           -------------
                                                                               3,656,380
                                                                           -------------
          CALIFORNIA  8.7%
 4,000    Anaheim, CA Pub Fing Auth Lease Rev Cap
          Apprec Sub Pub Impt Proj C (FSA Insd)......   *       09/01/20       1,465,160
 5,010    California Ed Fac Auth Rev Cap Apprec
          Loyola Marymount Univ (Prerefunded @
          10/01/09) (MBIA Insd)......................   *       10/01/21       1,772,989

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON    MATURITY       VALUE
          CALIFORNIA (CONTINUED)
$5,235    California Ed Fac Auth Rev Cap Apprec
          Loyola Marymount Univ (Prerefunded @
          10/01/09) (MBIA Insd)......................   *       10/01/22   $   1,734,670
 3,435    California Ed Fac Auth Rev Cap Apprec
          Loyola Marymount Univ (Prerefunded @
          10/01/09) (MBIA Insd)......................   *       10/01/25         935,007
   350    California Hlth Fac Fin Auth Rev Casa De
          Las Ser A (MBIA Insd)......................  5.250%   08/01/17         360,395
 5,000    California St Univ Rev Systemwide Ser A
          (AMBAC Insd)...............................  5.000    11/01/23       4,931,950
 2,650    California Statewide Cmnty Dev Auth Ctf
          Part (b)...................................  7.250    11/01/29       2,710,155
 5,000    Contra Costa, CA Home Mtg Fin Auth Home Mtg
          Rev (Escrowed to Maturity) (MBIA Insd).....   *       09/01/17       2,203,400
 1,000    Davis, CA Pub Fac Fin Auth Mace Ranch Area
          Ser A......................................  6.600    09/01/25       1,043,210
 2,000    Del Mar, CA Race Track Auth Rev Rfdg.......  6.000    08/15/06       2,085,140
 6,800    Delano, CA Ctf Part Ser A (Prerefunded @
          01/01/03)..................................  9.250    01/01/22       7,309,796
18,000    Foothill/Eastern Corridor Agy CA Toll Rd
          Rev Cap Apprec Rfdg (MBIA Insd)............   *       01/15/25       4,749,840
27,810    Foothill/Eastern Corridor Agy CA Toll Rd
          Rev Cap Apprec Rfdg........................   *       01/15/33       4,121,164
 6,000    Foothill/Eastern Corridor Agy CA Toll Rd
          Rev Cap Apprec Sr Lien Ser A (Escrowed to
          Maturity)..................................   *       01/01/18       2,641,440
 2,240    Huntington Park, CA Redev Agy Rev Tax Alloc
          Santa Fe Redev Rfdg........................  6.200    10/01/27       2,298,845
16,540    Lodi, CA Elec Sys Rev Ctfs Partn Cap Apprec
          Ser B (Prerefunded @ 01/15/09) (MBIA
          Insd)......................................   *       01/15/29       3,724,973
 5,585    Sacramento, CA City Fin Auth Rev Comb Proj
          B (MBIA Insd)..............................   *       11/01/14       3,019,809
 1,375    San Bernadino, CA Jt Pwr Fin Auth Alloc Rev
          Central City Merged Proj A Rfdg (AMBAC
          Insd)......................................  5.750    07/01/20       1,524,105
 1,000    Stockton, CA Cmnty Fac Dist Spl Tax No 1-A
          Mello Roos-Weston Ranch Ser A..............  5.800    09/01/14       1,044,180
                                                                           -------------
                                                                              49,676,228
                                                                           -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON    MATURITY       VALUE
          COLORADO  1.7%
$1,500    Colorado Hlth Fac Auth Rev Catholic Hlth
          Intiatives.................................  5.250%   09/01/21   $   1,482,840
 1,125    Colorado Hlth Fac Auth Rev Hosp Portercare
          Adventist Hlth.............................  6.500    11/15/31       1,169,989
 6,365    Platte Riv Pwr Auth CO Pwr Rev Ser EE......  5.375    06/01/16       6,709,283
                                                                           -------------
                                                                               9,362,112
                                                                           -------------
          CONNECTICUT  5.9%
 7,140    Connecticut St Hlth & Ed Fac Auth Rev
          Nursing Home Proj AHF/Hartford (Prerefunded
          @ 11/01/04)................................  7.125    11/01/24       8,084,051
 2,840    Connecticut St Spl Oblig Pkg Rev Bradley
          Intl Arpt Ser A (ACA Insd).................  6.600    07/01/24       2,976,292
 3,450    Connecticut St Spl Tax Oblig Ser B
          (Prerefunded @ 10/01/04) (FGIC Insd).......  6.200    10/01/13       3,789,273
 3,500    Mashantucket Western Pequot Tribe CT Spl
          Rev Ser B, 144A-Private Placement (c)......  5.750    09/01/27       3,444,665
 6,500    Mashantucket Western Pequot Tribe CT Spl
          Rev Ser B, 144A-Private Placement (c)......  5.750    09/01/18       6,458,595
 3,540    Mashantucket Western Pequot Trive CT Spl
          Rev Ser A, 144A-Private Placement (c)......  6.400    09/01/11       3,776,472
 3,460    Mashantucket Western Pequot Trive CT Spl
          Rev Ser A, 144A-Private Placement
          (Prerefunded @ 09/01/07) (c)...............  6.400    09/01/11       4,002,009
 1,000    Meriden, CT Bd Antic Nt....................  3.250    08/08/02       1,004,500
                                                                           -------------
                                                                              33,535,857
                                                                           -------------
          DELAWARE  0.4%
 1,950    Delaware St Hsg Auth Rev Sr Home Mtg Ser B
          SubSer B2..................................  7.200    12/01/21       1,991,047
                                                                           -------------

          DISTRICT OF COLUMBIA  0.2%
 1,000    District of Columbia Hosp Rev Medlantic
          Hlthcare Group A Rfdg (Escrowed to
          Maturity) (MBIA Insd)......................  5.875    08/15/19       1,100,840
                                                                           -------------

          FLORIDA  9.2%
 4,380    Brevard Cnty, FL Hlth Facs Hlth First Inc
          Proj (MBIA Insd)...........................  5.125    04/01/31       4,289,246
 3,750    Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
          Insd)......................................  5.950    07/01/20       4,117,312
   500    Florida Intergovnmtl Fin Ser C1
          (AMBAC Insd)...............................  5.125    02/01/31         493,295

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON    MATURITY       VALUE
          FLORIDA (CONTINUED)
$1,000    Florida St Brd Ed Lottery Rev Ser A (FGIC
          Insd)......................................  5.750%   07/01/11   $   1,117,360
 3,000    Florida St Dept Environmental Protection
          Preservation Rev Ser A (FGIC Insd).........  5.750    07/01/10       3,357,060
 1,795    Gulf Breeze, FL Rev Cap Fdg Ser B (MBIA
          Insd)......................................  4.500    10/01/27       1,600,260
 1,895    Gulf Breeze, FL Rev Loc Govt Ln E Tend
          (FGIC Insd)................................  5.625    12/01/20       2,014,366
 1,255    Gulf Breeze, FL Rev Venice Loc Govt (FGIC
          Insd)......................................  5.050    12/01/20       1,290,830
 2,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist/Sunbelt Ser A....................  6.000    11/15/31       2,012,520
 2,310    Hillsborough Cnty, FL Indl Dev Auth Andl
          Dev Rev Hlth Fac Proj Univ Cmnty Hosp Ser
          A..........................................  5.500    08/15/14       2,284,405
 1,000    Hillsborough Cnty, FL Indl Dev Auth Indl
          Dev Rev Univ Cmnty Hosp (MBIA Insd)........  5.750    08/15/14       1,062,930
 1,000    Hillsborough Cnty, FL Util Jr Lien Rfdg
          (AMBAC Insd)...............................  5.000    08/01/06       1,071,940
 1,515    Miami Beach, FL Stormwater Rev
          (FGIC Insd)................................  5.250    09/01/25       1,524,332
 1,855    Miami Dade Cnty, FL Hlth Fac Miami
          Childrens Hosp Ser A Rfdg (AMBAC Insd).....  5.000    08/15/20       1,838,398
 3,750    Orange Cnty, FL Sch Brd Ctf Part Ser A
          (AMBAC Insd)...............................  5.250    08/01/14       4,007,887
 4,320    Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
          Insd)......................................  5.625    10/01/14       4,641,840
 4,300    Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
          Insd)......................................  5.500    10/01/31       4,395,632
 2,140    Reedy Creek, FL Impt Dist FL Ser A Rfdg
          (AMBAC Insd)...............................  5.500    06/01/12       2,340,646
 7,330    Sarasota Cnty, FL Hlth Fac Auth Rev
          Hlthcare Kobernick/Meadow Pk (Prerefunded @
          07/01/02).................................. 10.000    07/01/22       7,568,958
 1,060    Tallahassee, FL Lease Rev FL St Univ Proj
          Ser A (MBIA Insd)..........................  5.500    08/01/18       1,115,237
                                                                           -------------
                                                                              52,144,454
                                                                           -------------
          GEORGIA  8.8%
44,300    Georgia Loc Govt Ctf Part Grantor Trust Ser
          A (MBIA Insd) (d)..........................  4.750    06/01/28      41,493,152
 2,645    Georgia St Ser D...........................  6.000    10/01/05       2,910,479

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON    MATURITY       VALUE
          GEORGIA (CONTINUED)
$3,500    Georgia St Ser D...........................  6.000%   10/01/06   $   3,906,910
 2,000    Royston, GA Hosp Auth Hosp Ctf Rev Ty Cobb
          Hlthcare Sys Inc Rfdg......................  6.500    07/01/27       1,886,680
                                                                           -------------
                                                                              50,197,221
                                                                           -------------
          HAWAII  0.5%
 1,465    Honolulu, HI City & Cnty Ser D (FGIC
          Insd)......................................  4.700    02/01/08       1,508,349
 1,945    Honolulu, HI City & Cnty Wastewtr Sys Rev
          Cap Apprec (FGIC Insd).....................   *       07/01/12       1,203,080
                                                                           -------------
                                                                               2,711,429
                                                                           -------------
          ILLINOIS  17.4%
 3,400    Carol Stream, IL First Mtg Rev Windsor Pk
          Mnr Proj...................................  7.000    12/01/13       3,391,704
 1,500    Champaign Cnty, IL Cmnty Unit Sch Dist No
          116 Urbana Ser C (FGIC Insd)...............   *       01/01/16         708,390
 1,300    Champaign Cnty, IL Cmnty Unit Sch Dist No
          116 Urbana Ser C (FGIC Insd)...............   *       01/01/18         536,913
 1,285    Chicago, IL Brd Ed (FGIC Insd).............  6.000    12/01/12       1,433,071
 1,400    Chicago, IL Brd Ed Ser A (MBIA Insd).......  5.500    12/01/28       1,421,504
 4,000    Chicago, IL Neighborhoods Alive 21 Pgm Ser
          A (FGIC Insd)..............................  5.750    01/01/40       4,162,960
 5,000    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
          Third Lien Ser A Rfdg (MBIA Insd)..........  5.375    01/01/32       4,869,450
 1,015    Chicago, IL O'Hare Intl Arpt Rev Second
          Lien Passenger Fac Ser B (AMBAC Insd)......  5.500    01/01/16       1,068,978
 1,000    Chicago, IL O'Hare Intl Arpt Rev Second
          Lien Passenger Fac Ser B (AMBAC Insd)......  5.000    01/01/26         953,900
 4,000    Chicago, IL Pk Dist Ser D (FGIC Insd)......  5.000    01/01/29       3,799,320
 1,980    Chicago, IL Pk Dist Ser C (FGIC Insd)......  5.500    01/01/19       2,048,270
 2,565    Chicago, IL Proj & Rfdg Ser C (FGIC
          Insd)......................................  5.750    01/01/12       2,822,911
 2,000    Chicago, IL Proj Ser A Rfdg (MBIA Insd)....  5.500    01/01/38       2,021,500
 2,000    Chicago, IL Proj Ser A Rfdg (MBIA Insd)....  5.000    01/01/41       1,869,040
 2,000    Chicago, IL Wastewtr Transmission Rev
          Second Lien Ser B (MBIA Insd)..............  5.000    01/01/30       1,895,220
 4,000    Chicago, IL Wtr Rev Sr Lien (AMBAC Insd)...  5.000    11/01/31       3,779,280
 1,000    Cook Cnty, IL Cap Impt Ser A (FGIC Insd)...  5.000    11/15/23         969,830
 1,000    Cook Cnty, IL Cmnty Sch (FSA Insd).........  5.500    12/01/14       1,093,740
 1,000    Cook Cnty, IL Ser A (FGIC Insd)............  5.500    11/15/31       1,016,710
 7,765    Du Page Cnty, IL Forest Preserve Dist......   *       11/01/17       3,451,077
 5,000    Du Page Cnty, IL Trans Rev (FSA Insd)......  5.750    01/01/15       5,420,050
 2,000    Du Page Wtr Commn IL Rfdg..................  5.250    03/01/10       2,165,940
 1,000    Du Page Wtr Commn IL Rfdg..................  5.250    03/01/11       1,082,540

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON    MATURITY       VALUE
          ILLINOIS (CONTINUED)
$  200    Hodgkins, IL Tax Increment Ser A Rfdg......  9.500%   12/01/09   $     208,710
 4,000    Hodgkins, IL Tax Increment Ser A Rfdg......  7.625    12/01/13       4,230,840
 2,860    Illinois Dev Fin Auth Rev Adventist Hlth
          Ser A (MBIA Insd)..........................  5.500    11/15/05       3,068,952
 2,725    Illinois Dev Fin Auth Rev Cmnty Rehab
          Providers Fac Ser A........................  7.375    07/01/25       2,780,208
 2,705    Illinois Dev Fin Auth Rev Loc Govt Pgm
          Aurora East Sch (MBIA Insd)................   *       12/01/15       1,364,645
 1,740    Illinois Edl Fac Auth Rev Riverside Hlth
          Sys Ser A Rfdg.............................  5.900    10/01/14       1,721,660
 1,565    Illinois Edl Facs Auth Rev DePaul Univ
          (AMBAC Insd)...............................  5.625    10/01/15       1,680,873
 1,645    Illinois Hlth Fac Auth Rev Evangelical Hosp
          Ser C Rfdg (FSA Insd)......................  6.750    04/15/12       1,688,329
 7,555    Illinois Hlth Fac Auth Rev Fairview Oblig
          Group Proj Ser A (Prerefunded @
          10/01/02)..................................  9.500    10/01/22       7,847,983
 1,000    Illinois Hlth Fac Auth Rev Loyola Univ Hlth
          Sys Ser A..................................  6.125    07/01/31         999,220
 2,500    Illinois St First Ser (MBIA Insd)..........  5.500    12/01/09       2,757,825
 1,500    Illinois St First Ser (FGIC Insd)..........  5.375    11/01/14       1,597,590
 4,330    Metropolitan Pier & Expo Auth IL Dedicated
          St Tax Cap Apprec McCormick Plan Expansion
          Ser A (FGIC Insd)..........................   *       06/15/14       2,370,805
 1,510    Roselle, IL Multi-Family Hsg Rev Waterbury
          Apts Ser A Rfdg (GNMA Collateralized)......  7.000    01/01/25       1,587,840
 3,230    Saint Clair Cnty, IL Cap Impt Rev McKendree
          College Proj Rfdg..........................  6.000    02/01/24       3,113,881
 3,060    Will Cnty, IL Cmnty Sch Dist No 161 Summit
          Hill Cap Apprec (FGIC Insd)................   *       01/01/12       1,937,990
 3,505    Will Cnty, IL Cmnty Sch Dist No 161 Summit
          Hill Cap Apprec (FGIC Insd)................   *       01/01/14       1,967,497
 2,010    Will Cnty, IL Cmnty Sch Dist No 161 Summit
          Hill Cap Apprec (FGIC Insd)................   *       01/01/16         988,478
 1,415    Will Cnty, IL Cmnty Sch Dist No 161 Summit
          Hill Cap Apprec (FGIC Insd)................   *       01/01/19         573,683
 9,660    Will Cnty, IL Fst Presv Dist Ser B
          (FGIC Insd)................................   *       12/01/16       4,529,767
                                                                           -------------
                                                                              98,999,074
                                                                           -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON    MATURITY       VALUE
          INDIANA  1.1%
$1,000    Allen Cnty, IN Juvenile Justice Ctr First
          Mtg (AMBAC Insd)...........................  5.500%   01/01/18   $   1,047,200
 1,000    Clark Pleasant, IN Cmnty Sch First Mtg
          (AMBAC Insd)...............................  5.500    07/15/13       1,082,380
 1,000    Indiana Hlth Fac Fin Auth Rev Hlth Sys
          Sisters St Francis.........................  5.500    11/01/31         989,200
 1,580    Indiana Transn Fin Auth Toll Rd Lease Rev
          Rfdg (AMBAC Insd)..........................  5.375    07/01/09       1,696,004
 1,500    Petersburg, IN Pollutn Ctl Rev, IN Pwr & Lt
          Conv 8/01/01...............................  5.950    12/01/29       1,389,300
                                                                           -------------
                                                                               6,204,084
                                                                           -------------
          KANSAS  1.1%
 3,000    Sedgwick Cnty, KS Uni Sch Dist No 259
          Wichita (MBIA Insd)........................  6.000    09/01/09       3,405,570
 1,395    Wichita, KS Pub Bldg Comm Rev Wichita St
          Univ Proj Ser L (AMBAC Insd)...............  5.000    02/01/15       1,438,915
 1,465    Wichita, KS Pub Bldg Comm Rev Wichita St
          Univ Proj Ser L Rfdg (AMBAC Insd)..........  5.000    02/01/16       1,498,387
                                                                           -------------
                                                                               6,342,872
                                                                           -------------
          KENTUCKY  2.7%
 2,000    Ashland, KY Solid Waste Rev Ashland Oil Inc
          Proj.......................................  7.200    10/01/20       2,042,220
 4,000    Elsmere, KY Indl Dev Rev Rfdg (Prerefunded
          @ 04/01/05)................................  6.750    04/01/10       4,457,840
 1,500    Kentucky St Ppty & Bldgs Comm Proj No 69
          Ser A Rfdg (FSA Insd)......................  5.500    08/01/11       1,654,785
 3,500    Kentucky St Tpk Auth Econ Dev
          Revitalization Proj Rfdg (FSA Insd)........  5.500    07/01/07       3,832,535
 1,000    Kentucky St Tpk Auth Econ Dev
          Revitalization Proj Rfdg (FSA Insd)........  5.625    07/01/14       1,082,570
 2,350    Louisville & Jefferson, KY Swr Ser A (MBIA
          Insd)......................................  5.500    05/15/15       2,535,556
                                                                           -------------
                                                                              15,605,506
                                                                           -------------
          LOUISIANA  2.5%
   500    East Baton Rouge, LA Mtg Fin Auth GNMA &
          FNMA Mtg Bkd Ser A (GNMA Collateralized)...  7.100    10/01/24         509,165
 1,675    Louisiana Loc Govt Envir Facs Pkg Facs Corp
          Garage Proj Ser A (AMBAC Insd).............  5.200    10/01/19       1,696,205

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON    MATURITY       VALUE
          LOUISIANA (CONTINUED)
$3,000    Louisiana St Ser A (FGIC Insd).............  5.500%   11/15/07   $   3,305,850
 8,865    Lousiana St Univ & Agriculture & Mechanical
          College Univ Rev Master Lease (b)..........  5.750    10/30/18       8,566,042
                                                                           -------------
                                                                              14,077,262
                                                                           -------------
          MAINE  0.2%
 1,000    Maine Vets Homes ME Rev....................  7.750    10/01/20       1,046,520
                                                                           -------------

          MARYLAND  1.5%
 2,300    Baltimore, MD Cap Apprec Cons Pub Impt &
          Rfdg (FGIC Insd)...........................   *       10/15/06       1,925,698
 1,845    Baltimore, MD Cap Apprec Ser A
          (FGIC Insd)................................   *       10/15/07       1,440,613
 2,075    Baltimore, MD Cap Apprec Ser A (Prerefunded
          @ 10/15/05) (FGIC Insd)....................   *       10/15/07       1,655,269
 3,550    Maryland St Transn Auth Arpt Amt Baltimore/
          Wash Intl Arpt B (AMBAC Insd)..............  5.125    03/01/24       3,503,814
                                                                           -------------
                                                                               8,525,394
                                                                           -------------
          MASSACHUSETTS  2.0%
 1,775    Massachusetts Muni Whsl Elec Co Nuclear
          Proj 5 (MBIA Insd).........................  5.250    07/01/13       1,885,937
   880    Massachusetts St Dev Fin Agy Rev Boston
          Architectural Ctr (ACA Insd)...............  6.100    09/01/18         913,862
 1,000    Massachusetts St Dev Fin Agy Rev Boston
          Architectural Ctr (ACA Insd)...............  6.250    09/01/28       1,036,630
 1,500    Massachusetts St Grant Antic Nt Ser A......  5.750    06/15/15       1,633,275
 3,700    Massachusetts St Hlth & Ed Fac Auth Rev New
          England Med Cent Hosp Ser G (MBIA Insd)....  5.000    07/01/13       3,761,642
 1,000    Massachusetts St Hlth & Ed Fac Auth Rev
          Partn Hlthcare Sys Ser C...................  5.750    07/01/32       1,007,950
   825    Massachusetts St Hlth & Ed Fac Auth Rev
          Winchester Hosp Ser D Rfdg (Connie Lee
          Insd)......................................  5.750    07/01/14         858,132
                                                                           -------------
                                                                              11,097,428
                                                                           -------------
          MICHIGAN  3.3%
   920    Detroit, MI Loc Dev Fin Auth Ser C.........  6.850    05/01/21         926,081
 3,675    Detroit, MI Loc Dev Fin Auth Tax Increment
          Sr Ser B...................................  6.700    05/01/21       3,692,272
 1,180    Hillsdale, MI Hosp Fin Auth Hosp Rev
          Hillsdale Cmnty Hlth Ctr...................  5.750    05/15/18       1,090,391

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON    MATURITY       VALUE
          MICHIGAN (CONTINUED)
$  500    Michigan St Hosp Fin Auth Rev Hosp Genesys
          Regl Med Ser A Rfdg (Escrowed to
          Maturity)..................................  5.375%   10/01/13   $     529,095
 1,000    Michigan St Hosp Fin Auth Rev Hosp Sparrow
          Oblig Group Rfdg...........................  5.625    11/15/31         977,440
 5,000    Michigan St Hsg Dev Rental Hsg Rev Ser A
          (MBIA Insd)................................  5.300    10/01/37       4,762,400
 1,400    Michigan St Strategic Fd Detroit Edison
          Pollutn Ctl Ser B Rfdg.....................  5.650    09/01/29       1,375,584
 1,000    Michigan St Strategic Fd Ltd Detroit Edison
          Pollutn Ctl Ser C Rfdg.....................  5.450    09/01/29         979,740
 1,750    Michigan St Strategic Fd Ltd Oblig Rev WMX
          Technologies Inc Proj......................  6.000    12/01/13       1,742,668
 2,500    Michigan St Trunk Line Ser A...............  5.500    11/01/15       2,680,575
                                                                           -------------
                                                                              18,756,246
                                                                           -------------
          MINNESOTA  0.3%
 1,500    Suburban Hennepin, MN Relg Pk..............  5.000    02/01/14       1,542,720
                                                                           -------------

          MISSISSIPPI  0.7%
 2,500    Mississippi Bus Fin Corp MS Pollutn Ctl Rev
          Sys Energy Res Inc Proj....................  5.875    04/01/22       2,398,000
 1,515    Mississippi Home Corp Single Family Rev Mtg
          Ser F (GNMA Collateralized)................  7.550    12/01/27       1,654,744
                                                                           -------------
                                                                               4,052,744
                                                                           -------------
          MISSOURI  2.6%
 1,400    Ellisville, MO Indl Dev Auth Rev Gambrill
          Gardens Proj Rfdg & Impt...................  6.100    06/01/20       1,242,934
 1,000    Ellisville, MO Indl Dev Auth Rev Gambrill
          Gardens Proj Rfdg & Impt...................  6.200    06/01/29         856,300
 1,250    Fulton 54 Transn Corp Hwt Rev MO (AMBAC
          Insd)......................................  4.600    09/01/04       1,308,525
 1,740    Good Shepherd Nursing Home Dist MO Nursing
          Home Fac Rev (Prerefunded @ 08/15/05)......  7.625    08/15/15       2,004,915
 1,000    Kearney Mo (AMBAC Insd)....................  5.500    03/01/16       1,065,050
 1,415    Missouri St Hlth & Edl Fac Rev Univ MO
          Columbia Arena Proj........................  5.000    11/01/18       1,429,391
 3,085    Missouri St Hwy & Trans Commn Rd Rev Ser
          A..........................................  5.250    02/01/07       3,336,458

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON    MATURITY       VALUE
          MISSOURI (CONTINUED)
$1,000    Missouri St Hwy & Trans Ser A..............  5.125%   02/01/17   $   1,027,830
 2,810    Perry Cnty, MO Nursing Home Rev Rfdg.......  5.900    03/01/28       2,302,402
                                                                           -------------
                                                                              14,573,805
                                                                           -------------
          NEBRASKA  0.3%
 2,000    Omaha Convention Hotel Corp Neb Rev
          Convention Ctr First Tier Ser A
          (AMBAC Insd)...............................  5.125    04/01/32       1,968,320
                                                                           -------------

          NEVADA  1.2%
 1,220    Clark Cnty, NV Trans Ser A (FGIC Insd).....  4.500    12/01/16       1,172,591
 1,000    Clark Cnty, NV Trans Ser B (FGIC Insd).....  4.500    12/01/16         961,140
 5,000    Reno, NV Cap Impt Rev (FGIC Insd) (a)......  5.125    06/01/26       4,924,950
                                                                           -------------
                                                                               7,058,681
                                                                           -------------
          NEW HAMPSHIRE  1.3%
 4,800    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Daniel Webster College Issue...............  6.300    07/01/29       4,400,496
 2,000    New Hampshire Higher Ed & Hlth Fac Auth Rev
          Riverwoods at Exeter Ser A.................  6.500    03/01/23       1,975,060
 1,000    New Hampshire Hlth & Ed Fac Auth Rev
          Derryfield Sch.............................  6.750    07/01/20       1,019,020
                                                                           -------------
                                                                               7,394,576
                                                                           -------------
          NEW JERSEY  8.4%
 4,000    Camden Cnty, NJ Impt Auth Lease Rev Ser A
          (Asset Gty Insd) (e) (f)...................  8.000    06/01/27       1,280,000
 1,000    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
          (FGIC Insd)................................   *       03/01/03         982,490
 1,000    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
          (FGIC Insd)................................   *       03/01/04         952,500
 1,460    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
          (FGIC Insd)................................   *       03/01/05       1,337,083
 1,465    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
          (FGIC Insd)................................   *       03/01/06       1,287,999
 1,615    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
          (FGIC Insd)................................   *       03/01/07       1,352,934
 1,555    Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
          (FGIC Insd)................................   *       03/01/08       1,238,697
25,000    New Jersey Econ Dev Auth St Contract Econ
          Recovery (MBIA Insd) (d)...................  5.900    03/15/21      27,972,000
 5,000    New Jersey Econ Dev Auth Wtr Fac Rev (FGIC
          Insd)......................................  6.500    04/01/22       5,113,200

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON    MATURITY       VALUE
          NEW JERSEY (CONTINUED)
$3,500    New Jersey St Tpk Auth Tpk Rev Ser C (FSA
          Insd)......................................  6.500%   01/01/16   $   4,166,995
 1,000    New Jersey St Transn Corp Capital Grant
          Antic Nt Ser B (AMBAC Insd)................  5.500    02/01/08       1,094,290
 1,000    New Jersey St Transn Tr Fd Auth Trans Sys
          Ser A......................................  5.750    06/15/18       1,107,530
                                                                           -------------
                                                                              47,885,718
                                                                           -------------
          NEW YORK  11.3%
 2,370    Long Island Pwr Auth, NY Elec Cap Apprec
          (FSA Insd).................................   *       06/01/18       1,061,665
 3,890    Long Island Pwr Auth, NY Elec Cap Apprec
          (FSA Insd).................................   *       06/01/22       1,369,669
 5,550    Metropolitan Transn Auth NY Svc Contract
          Commuter Fac Ser N Rfdg....................  6.000    07/01/11       5,587,796
 1,900    Metropolitan Transn Auth NY Svc Contract
          Tran Fac Ser N Rfdg........................  6.000    07/01/11       1,912,939
 2,500    Nassau Cnty, NY Impt Ser F.................  7.000    03/01/04       2,659,875
 2,500    Nassau Cnty, NY Interim Fin Auth Sales Tax
          Secured Ser A..............................  5.750    11/15/13       2,750,225
 1,000    Nassau Cnty, NY Ser A Rfdg (FGIC Insd).....  6.000    07/01/10       1,137,030
 5,000    New York City Adj SubSer A-1...............  5.750    08/01/12       5,262,450
 7,000    New York City Ser A........................  6.250    08/01/08       7,744,940
   205    New York City Ser F........................  8.250    11/15/02         211,769
 1,000    New York City Ser H........................  5.750    03/15/13       1,081,660
 2,500    New York City Transn Fin Auth Rev Future
          Tax Secured Ser C..........................  4.750    05/01/23       2,343,600
 1,545    New York St Dorm Auth Lease Teachers
          College (FSA Insd).........................  5.250    08/15/15       1,614,772
 6,800    New York St Dorm Auth Rev City Univ Sys
          Cons Ser A.................................  5.625    07/01/16       7,478,232
 1,250    New York St Dorm Auth Rev Cons City Univ
          Sys A (FSA Insd)...........................  5.750    07/01/13       1,408,750
 2,000    New York St Dorm Auth Rev St Univ Ed Fac
          Ser A (MBIA Insd)..........................  4.750    05/15/25       1,873,540
 2,320    New York St Med Care Fac Fin Agy Rev Mental
          Hlth Svcs Ser F Rfdg (MBIA Insd)...........  5.375    02/15/14       2,389,461
 4,000    New York St Twy Auth Svc Cntrct Loc Hwy
          Brdg.......................................  5.250    04/01/16       4,154,200
 3,000    Onondaga Cnty, NY Indl Dev Agy Swr Fac Rev
          Bristol-Meyers Squibb Co Proj..............  5.750    03/01/24       3,240,300

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON    MATURITY       VALUE
          NEW YORK (CONTINUED)
$5,521    Plainedge, NY Union Free Sch Dist..........  6.000%   06/01/12   $   5,799,880
 3,000    Triborough Brdg & Tunl Auth Gen Purp
          Ser A......................................  5.000    01/01/27       2,898,720
                                                                           -------------
                                                                              63,981,473
                                                                           -------------
          NORTH CAROLINA  3.7%
 7,015    North Carolina Eastern Muni Pwr Agy Pwr Sys
          Rev Ser A Rfdg (MBIA Insd).................  5.500    01/01/05       7,465,994
 2,200    North Carolina Eastern Muni Pwr Agy Pwr Sys
          Rev Ser C (ACA Insd).......................  5.000    01/01/21       2,051,786
 8,300    North Carolina Muni Pwr Agy No 1 Catawba
          Elec Rev Rfdg (MBIA Insd)..................  6.000    01/01/12       9,395,600
 2,250    North Carolina St Pub Impt Ser A...........  5.000    09/01/02       2,274,683
                                                                           -------------
                                                                              21,188,063
                                                                           -------------
          OHIO  4.5%
 2,920    Cleveland Cuyahoga Cnty, OH Dev Port Auth
          Rev Cleveland Bond Fd Ser B................  5.375    05/15/18       2,664,792
 1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj.......................................  7.500    01/01/30       1,080,820
 4,800    Franklin Cnty, OH Hosp Rev Holy Cross Hlth
          Sys Ser B Rfdg (MBIA Insd).................  5.250    06/01/10       4,998,816
 2,070    Montgomery Cnty, OH Hosp Rev Grandview Hosp
          & Med Cent Rfdg (Escrowed to Maturity).....  5.250    12/01/02       2,112,083
 1,580    Montgomery Cnty, OH Hosp Rev Grandview Hosp
          & Med Cent Rfdg (Escrowed to Maturity).....  5.375    12/01/05       1,708,770
 2,270    Montgomery Cnty, OH Hosp Rev Kettering Med
          Cent Impt & Rfdg (MBIA Insd)...............  6.250    04/01/20       2,613,406
 1,000    Ohio St Air Quality Dev Auth Rev JMG
          Funding Ltd Part Proj Rfdg (AMBAC Insd)....  6.375    04/01/29       1,084,080
 2,500    Ohio St Bldg Auth Ref St Fac Adult
          Correction A (FSA Insd)....................  5.500    10/01/12       2,741,425
 1,500    Ohio St Common Sch Cap Fac Ser B...........  5.000    09/15/04       1,586,550
 1,000    Ohio St Higher Ed Cap Fac Ser II A.........  5.250    12/01/05       1,076,990
 4,150    Parma, OH Hosp Impt Rev Parma Cmnty Gen
          Hosp Assoc Rfdg............................  5.375    11/01/29       3,906,312
                                                                           -------------
                                                                              25,574,044
                                                                           -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON    MATURITY       VALUE
          OKLAHOMA  1.2%
$1,400    Cleveland Cnty, OK Home Ln Auth Rfdg.......  8.000%   08/01/12   $   1,425,662
 1,240    Kay Cnty, OK Home Fin Auth Rev Single
          Family Mtg Ser A Rfdg (Escrowed to
          Maturity) (AMBAC Insd).....................  7.000    11/01/11       1,507,245
 3,645    Oklahoma Hsg Fin Agy Single Family Rev Mtg
          Class B (GNMA Collateralized)..............  7.997    08/01/18       4,067,711
                                                                           -------------
                                                                               7,000,618
                                                                           -------------
          OREGON  1.5%
 3,000    Oregon St Dept Admin Ser C Rfdg (MBIA
          Insd)......................................  5.250    11/01/17       3,100,230
 1,250    Portland, OR Cmnty College Dist Ser B......  5.250    06/01/12       1,345,800
 2,285    Washington Cnty, OR Sch Dist (FSA Insd)....  5.375    06/15/14       2,435,787
 1,500    Washington Multnomah & Yamhill
          (MBIA Insd)................................  5.000    06/01/13       1,568,460
                                                                           -------------
                                                                               8,450,277
                                                                           -------------
          PENNSYLVANIA  6.8%
 2,500    Allegheny Cnty, PA San Auth Swr
          (MBIA Insd)................................  5.500    12/01/30       2,559,325
 3,850    Greater Latrobe, PA Sch Auth (FGIC Insd)...  5.250    04/01/16       4,014,626
   135    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg...............  4.800    12/15/03         134,750
   210    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg...............  5.000    12/15/05         205,661
   275    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg...............  5.100    12/15/06         268,213
   295    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg...............  5.250    12/15/07         286,693
   210    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg...............  5.300    12/15/08         201,802
   320    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg...............  5.300    12/15/09         303,338
   240    Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
          Bible Fellowship Proj A Rfdg...............  5.400    12/15/10         226,308
 1,650    Lycoming Cnty, PA Auth College Rev PA
          College of Technology (AMBAC Insd).........  5.350    07/01/26       1,666,401
 1,650    Montgomery Cnty, PA Indl Dev Auth
          Retirement Cmnty Rev Adult Cmnty Total Svc
          Ser B......................................  5.625    11/15/12       1,714,812
 2,700    Pennsylvania Econ Dev Fin Auth Res Recovery
          Rev Colver Proj Ser D......................  7.150    12/01/18       2,821,149

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON    MATURITY       VALUE
          PENNSYLVANIA (CONTINUED)
$1,000    Pennsylvania St Tpk Commn Rev Ser T Rfdg
          (FGIC Insd)................................  5.500%   12/01/11   $   1,106,260
 2,600    Philadelphia, PA Auth for Indl Ser B
          (FSA Insd).................................  5.500    10/01/16       2,766,400
 1,500    Philadelphia, PA Auth for Indl Ser B
          (FSA Insd).................................  5.125    10/01/26       1,473,285
 1,000    Philadelphia, PA Auth Indl Dev Philadelphia
          Arpt Sys Proj Ser A (FGIC Insd)............  5.125    07/01/19         987,570
 4,305    Philadelphia, PA Redev Auth Rev
          Neighborhood Transformation A (FGIC Insd)
          (a)........................................  5.250    04/15/11       4,641,177
 1,500    Philadelphia, PA Sch Dist Ser A (FSA
          Insd)......................................  5.750    02/01/12       1,660,035
 6,500    Philadelphia, PA Sch Dist Ser A (MBIA
          Insd)......................................  4.500    04/01/23       5,858,450
 5,205    Pittsburgh, PA Ser A (AMBAC Insd)..........  5.500    09/01/17       5,506,474
                                                                           -------------
                                                                              38,402,729
                                                                           -------------
          RHODE ISLAND  0.4%
 2,235    Providence, RI Redev Agy Ctf Part Ser A....  8.000    09/01/24       2,313,158
                                                                           -------------

          SOUTH CAROLINA  0.4%
 2,000    Charleston Cnty, SC Hlth Fac Rev First Mtg
          Episcopal Church Proj Ser A................  5.400    04/01/04       2,002,200
   475    Rock Hill, SC Util Sys Rev Comb Ser C Rfdg
          (FSA Insd).................................  5.125    01/01/13         499,743
                                                                           -------------
                                                                               2,501,943
                                                                           -------------
          SOUTH DAKOTA  1.1%
 5,930    South Dakota Hsg Dev Auth Homeownership Mtg
          Ser F......................................  5.800    05/01/28       5,980,820
                                                                           -------------

          TENNESSEE  2.0%
 4,000    Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
          First Mtg Mtn St Hlth Ser A Rfdg (MBIA
          Insd)......................................  7.500    07/01/25       4,860,040
 2,500    Memphis, TN (Prerefunded @ 10/01/06).......  5.250    10/01/14       2,735,100
 1,000    Metropolitan Nashville Arpt Auth TN Impt
          Ser A Rfdg (FGIC Insd).....................  6.600    07/01/14       1,169,570
 2,360    Tennsessee Hsg Dev Agy Home Ownership Pgm
          2-A........................................  5.700    07/01/31       2,361,322
                                                                           -------------
                                                                              11,126,032
                                                                           -------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON    MATURITY       VALUE
          TEXAS  9.8%
$1,500    Alliance Arpt Auth Inc TX Spl Fac Rev Amern
          Airl Inc Proj..............................  7.500%   12/01/29   $   1,398,060
 1,250    Brazos River Auth TX Pollutn Ctl Rev Adj TX
          Elec Co Proj Ser C Rfdg....................  5.750    05/01/36       1,265,225
 1,350    Cameron Cnty, TX Ctfs Oblig (AMBAC Insd)...  5.750    02/15/14       1,458,392
 2,500    Coastal Bend Hlth Fac Dev, TX Ser C
          (Inverse Fltg) (Escrowed to Maturity)
          (AMBAC Insd) (g)........................... 10.028    11/15/13       3,237,500
 2,420    Dallas Cnty, TX Cmnty College Dist Rev Fing
          Sys (AMBAC Insd)...........................  5.375    02/15/16       2,506,999
 4,920    Dallas-Fort Worth, TX Intl Arpt Fac Impt
          Corp Rev Amern Airl Inc (Asset Gty Insd)...  6.375    05/01/35       3,915,976
 3,600    Dallas-Fort Worth, TX Intl Arpt Fac Impt
          Corp Rev Delta Airl Inc....................  7.625    11/01/21       3,570,084
 2,000    Fort Worth, TX Wtr & Swr Rev Rfdg & Impt...  5.500    02/15/05       2,136,160
 1,745    Harris Cnty, TX Perm Impt Rfdg.............  5.000    10/01/11       1,808,989
 3,345    Houston, TX Hotel Occupancy Tax Convtn &
          Entertnmnt Ser B (AMBAC Insd)..............  5.750    09/01/14       3,638,055
 3,000    Houston, TX Indpt Sch Dist Maintenance Tax
          Nt (FSA Insd)..............................  5.000    07/15/20       2,955,720
 6,790    Houston, TX Indpt Sch Dist Pub Fac Corp
          Lease Rev Cap Apprec West Side Ser B (AMBAC
          Insd)......................................   *       09/15/14       3,667,415
 1,500    Houston, TX Public Impt Rfdg (FSA Insd)....  5.750    03/01/15       1,620,915
 1,000    Houston, TX Wtr & Swr Sys Rev Jr Lien Ser A
          Rfdg (FSA Insd)............................  5.000    12/01/30         946,900
 2,500    Houston, TX Wtr & Swr Sys Rev Jr Lien Ser B
          Rfdg (FGIC Insd)...........................  6.250    12/01/05       2,772,425
 2,500    Irving, TX Indpt Sch Dist (PSF Gtd)........  5.000    02/15/31       2,363,250
 1,000    Mesquite, TX Hlth Fac Dev Christian Care
          Retirement Fac Ser A.......................  7.625    02/15/28       1,032,420
 1,400    Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj........................  7.250    01/01/31       1,453,550
 1,000    North Central, TX Hlth Fac Dev Hosp Baylor
          Hlth Care Sys Proj A.......................  5.125    05/15/29         941,490
 4,000    North Central, TX Hlth Fac Dev Hosp
          Childrens Med Ctr Dallas (AMBAC Insd)
          (a)........................................  5.250    08/15/32       3,900,760
 4,421    Region One Ed Svc Cent Sub Tech Fac Proj...  6.590    12/15/17       4,655,246
 1,412    Texas Gen Svc Comm Part Int................  7.250    08/01/11       1,436,350

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON    MATURITY       VALUE
          TEXAS (CONTINUED)
$4,000    Texas Muni Pwr Agy Rev Rfdg (MBIA Insd)....   *       09/01/15   $   2,027,640
 1,000    Tyler, TX Health Facs Dev Corp Mother
          Frances Hosp Regl Hlth.....................  6.000%   07/01/31         983,670
                                                                           -------------
                                                                              55,693,191
                                                                           -------------
          UTAH  0.7%
 3,630    Bountiful, UT Hosp Rev South Davis Cmnty
          Hosp Proj (Prerefunded @ 06/15/04).........  9.500    12/15/18       4,252,872
                                                                           -------------

          VIRGINIA  4.0%
 1,320    Fairfax Cnty, VA Ctf Part..................  5.300    04/15/23       1,307,275
 1,500    Henrico Cnty, VA Indl Dev Auth Pub Fac
          Lease Rev Henrico Cnty Regl Jail Proj
          (Prerefunded @ 08/01/05)...................  6.500    08/01/10       1,695,315
 1,500    Henrico Cnty, VA Indl Dev Auth Pub Fac
          Lease Rev Henrico Cnty Regl Jail Proj
          (Prerefunded @ 08/01/05)...................  7.125    08/01/21       1,724,220
 1,630    Richmond, VA (FSA Insd)....................  5.125    01/15/08       1,753,228
 1,340    Richmond, VA (FSA Insd)....................  5.500    01/15/10       1,475,380
 5,000    Roanoke, VA Indl Dev Auth Hosp Rev Roanoke
          Mem Hosp Ser B Rfdg (MBIA Insd)............  6.250    07/01/20       5,128,950
 2,155    Virginia Comwlth Transn Brd North Va Transn
          Dist Pg Ser A..............................  5.375    05/15/14       2,309,470
 1,875    Virginia St Hsg Dev Auth Comwlth Mtg SubSer
          A-3........................................  5.650    07/01/07       1,969,988
 1,960    Virginia St Hsg Dev Auth Comwlth Mtg SubSer
          A-3........................................  5.700    07/01/08       2,057,784
 2,095    Virginia St Hsg Dev Auth Comwlth Mtg SubSer
          A-3........................................  5.800    07/01/09       2,198,891
 1,210    Virginia St Hsg Dev Auth Comwlth Mtg SubSer
          A-3........................................  5.900    07/01/10       1,269,629
                                                                           -------------
                                                                              22,890,130
                                                                           -------------
          WASHINGTON  7.6%
 5,000    Bellevue, WA Convention Cent Auth Spl Oblig
          Rev Rfdg (MBIA Insd).......................   *       02/01/24       1,469,250
 1,000    Chelan Cnty, WA Pub Util Dist No 1 Cons Rev
          Chelan Hydro Ser A (MBIA Insd).............  5.600    01/01/36       1,005,300
 3,230    Clark Cnty, WA Pub Util Dist No. 001 Gen
          Sys Rev Rfdg (FSA Insd)....................  5.500    01/01/07       3,499,382
 3,000    Clark Cnty, WA Pub Util Dist No. 001 Gen
          Sys Rev Rfdg (FSA Insd)....................  5.625    01/01/12       3,267,960

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON    MATURITY       VALUE
          WASHINGTON (CONTINUED)
$3,000    Energy Northwest, WA Elec Rev Proj No. 3
          Ser A Rfdg (FSA Insd)......................  5.500%   07/01/18   $   3,119,430
 3,130    Grant Cnty, WA Pub Util Dist Ser H Rfdg
          (FSA Insd).................................  5.375    01/01/14       3,318,676
 5,000    King Cnty, WA Ser B Rfdg (MBIA Insd).......  5.250    01/01/34       4,882,700
 2,000    Port Seattle, WA Rev Ser A (FGIC Insd).....  5.000    04/01/31       1,887,680
 1,000    Port Seattle, WA Rev Ser B (MBIA Insd).....  5.625    02/01/24       1,017,060
 1,500    Seattle, WA Muni Lt & Pwr Rev Impt & Rfdg
          (FSA Insd).................................  5.500    03/01/17       1,567,650
 1,345    Tacoma Wa Elec Sys Rev Ser A Rfdg (FSA
          Insd)......................................  5.750    01/01/15       1,462,015
 3,415    Tacoma, WA Elec Sys Rev Ser B Rfdg (FSA
          Insd)......................................  5.500    01/01/11       3,717,774
10,465    Washington St Pub Pwr Supply Ser B (MBIA
          Insd)......................................  5.600    07/01/15      10,930,274
    30    Washington St Pub Pwr Supply Ser B
          (Prerefunded @ 07/01/03) (MBIA Insd).......  5.600    07/01/15          31,811
 1,750    Washington St Pub Pwr Supply Sys Nuclear
          Proj No 1 Rev (MBIA Insd)..................  5.750    07/01/12       1,896,948
                                                                           -------------
                                                                              43,073,910
                                                                           -------------
          WEST VIRGINIA  1.2%
 6,550    Harrison Cnty, WV Cnty Cmnty Solid Waste
          Disp Rev Potomac Edison Co Ser A (MBIA
          Insd)......................................  6.875    04/15/22       6,703,663
                                                                           -------------

          WISCONSIN  3.6%
   500    Wisconsin Hsg & Econ Dev Auth Home
          Ownership Rev Ser F........................  5.250    07/01/29         473,680
 5,250    Wisconsin Hsg & Econ Dev Auth Hsg Rev Ser
          B..........................................  7.050    11/01/22       5,359,883
 5,000    Wisconsin St Hlth & Ed Fac Auth Mercy Hlth
          Sys Corp (AMBAC Insd)......................  5.500    08/15/25       5,052,100
 7,280    Wisconsin St Hlth & Ed Fac Auth Rev
          Children's Hosp (FGIC Insd)................  5.000    08/15/10       7,446,712
   900    Wisconsin St Hlth & Ed Fac Auth Rev Kenosha
          Hosp & Med Ctr Proj........................  5.700    05/15/20         900,837
 1,250    Wisconsin St Hlth & Ed Froedert & Cmnty
          Health Oblig...............................  5.375    10/01/30       1,170,613
                                                                           -------------
                                                                              20,403,825
                                                                           -------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON    MATURITY       VALUE
          WYOMING  0.7%
$4,000    Wyoming Cmnty Dev Auth Single Fam Ser H
          (FHA)......................................  7.100%   06/01/12   $   4,123,440
                                                                           -------------

          GUAM  0.9%
 5,000    Guam Pwr Auth Rev Ser A (AMBAC Insd).......  5.250    10/01/34       5,017,650
                                                                           -------------

          PUERTO RICO  0.3%
 2,000    Puerto Rico Indl Tourist Ed Med &
          Environmental Ctl Fac Fin Auth
          Higher Ed Rev..............................  5.375    02/01/29       1,899,300
                                                                           -------------

TOTAL LONG-TERM INVESTMENTS  149.7%
  (Cost $818,211,000)...................................................     850,330,520
SHORT-TERM INVESTMENTS  3.4%
  (Cost $19,400,000)....................................................      19,400,000
                                                                           -------------

TOTAL INVESTMENTS  153.1%
  (Cost $837,611,000)...................................................     869,730,520
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%)...........................      (1,567,010)
PREFERRED SHARES  (52.8%)...............................................    (300,078,837)
                                                                           -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..........................   $ 568,084,673
                                                                           =============

 * Zero coupon bond

(a) Securities purchased on a when-issued or delayed delivery basis.

(b) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.

(e) Non-income producing security.

(f) Issuer has filed for protection in federal bankruptcy court.

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2002 (Unaudited)

(g) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Trust to enhance the yield of the portfolio. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

ACA--American Capital Access
AMBAC--AMBAC Indemnity Corp.
Asset Gty--Asset Guaranty Insurance Co.
Connie Lee--Connie Lee Insurance Co.
FGIC--Financial Guaranty Insurance Co.
FHA--Federal Housing Administration
FSA--Financial Security Assurance Inc.
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Investors Assurance Corp.
PSF--Public School Fund

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
April 30, 2002 (Unaudited)

ASSETS:
Total Investments (Cost $837,611,000).......................  $869,730,520
Cash........................................................       122,148
Receivables:
  Interest..................................................    12,715,878
  Investments Sold..........................................     4,789,725
Other.......................................................         1,678
                                                              ------------
    Total Assets............................................   887,359,949
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    18,269,439
  Investment Advisory Fee...................................       425,191
  Administrative Fee........................................       141,731
  Affiliates................................................        13,630
Trustees' Deferred Compensation and Retirement Plans........       207,846
Accrued Expenses............................................       138,602
                                                              ------------
    Total Liabilities.......................................    19,196,439
Preferred Shares............................................   300,078,837
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $568,084,673
                                                              ============
NET ASSET VALUE PER COMMON SHARE
($568,084,673 divided by 36,365,393 shares outstanding).....  $      15.62
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 36,365,393 shares issued and
  outstanding)..............................................       363,654
Paid in Surplus.............................................   538,413,497
Net Unrealized Appreciation.................................    32,119,520
Accumulated Undistributed Net Investment Income.............     3,620,451
Accumulated Net Realized Loss...............................    (6,432,449)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $568,084,673
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 12,000 issued with liquidation preference of
  $25,000 per share)........................................   300,000,000
                                                              ------------
NET ASSETS INCLUDING PREFERRED SHARES.......................  $868,084,673
                                                              ============

See Notes to Financial Statements

Statement of Operations
For the Six Months Ended April 30, 2002 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 23,433,417
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     2,582,146
Administrative Fee..........................................       860,716
Preferred Share Maintenance.................................       395,304
Legal.......................................................        52,150
Trustees' Fees and Related Expenses.........................        34,636
Custody.....................................................        24,809
Other.......................................................       192,171
                                                              ------------
    Total Expenses..........................................     4,141,932
    Less Credits Earned on Cash Balances....................           738
                                                              ------------
    Net Expenses............................................     4,141,194
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 19,292,223
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $  1,895,789
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    51,261,007
  End of the Period.........................................    32,119,520
                                                              ------------
Net Unrealized Depreciation During the Period...............   (19,141,487)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(17,245,698)
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $ (2,183,795)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $   (137,270)
                                                              ============

                                               See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                      SIX MONTHS ENDED      YEAR ENDED
                                                       APRIL 30, 2002    OCTOBER 31, 2001
                                                      -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................   $ 19,292,223       $ 40,997,678
Net Realized Gain....................................      1,895,789          4,156,553
Net Unrealized Appreciation/Depreciation During the
  Period.............................................    (19,141,487)        36,937,825

Distributions to Preferred Shareholders:
  Net Investment Income..............................     (2,183,795)        (9,836,445)
                                                        ------------       ------------

Change in Net Assets from Operations.................       (137,270)        72,255,611

Distributions to Common Shareholders:
  Net Investment Income..............................    (16,181,619)       (29,981,884)
                                                        ------------       ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES..    (16,318,889)        42,273,727
NET ASSETS:
Beginning of the Period..............................    584,403,562        542,129,835
                                                        ------------       ------------
End of the Period (Including accumulated
  undistributed net investment income of $3,620,451
  and $2,015,793, respectively)......................   $568,084,673       $584,403,562
                                                        ============       ============

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                               SIX MONTHS
                                                 ENDED         YEAR ENDED OCTOBER 31,
                                               APRIL 30,    ----------------------------
                                                2002 (A)     2001      2000       1999
                                               -----------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD
  (B).........................................  $ 16.07     $ 14.91   $ 14.60   $  17.39
                                                -------     -------   -------   --------
  Net Investment Income.......................      .52        1.13      1.17       1.20
  Net Realized and Unrealized Gain/Loss.......     (.47)       1.12       .42      (2.30)
Common Share Equivalent of Distributions Paid
  to Preferred Shareholders:
    Net Investment Income.....................     (.06)       (.27)     (.34)      (.24)
    Net Realized Gain.........................      -0-         -0-       -0-       (.06)
                                                -------     -------   -------   --------
Total from Investment Operations..............     (.01)       1.98      1.25      (1.40)
Less Distributions Paid to Common
  Shareholders:
    Net Investment Income.....................      .44         .82       .94        .96
    Net Realized Gain.........................      -0-         -0-       -0-        .43
                                                -------     -------   -------   --------
NET ASSET VALUE, END OF THE PERIOD............  $ 15.62     $ 16.07   $ 14.91   $  14.60
                                                =======     =======   =======   ========
Common Share Market Price at End of the
  Period......................................  $ 13.82     $ 13.79   $12.625   $13.1875
Total Return (c)..............................    3.47%*     15.97%     2.80%    -14.47%
Net Assets at End of the Period (In
  millions)...................................  $ 568.1     $ 584.4   $ 542.1   $  530.9
Ratio of Expenses to Average Net Assets
  Applicable to Common Shares (d).............    1.47%       1.55%     1.67%      1.60%
Ratio of Net Investment Income to Average Net
  Assets Applicable to Common Share (d).......    6.85%       7.26%     8.07%      7.43%
Portfolio Turnover............................      16%*        28%       39%        80%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets
  Including Preferred Shares (d)..............     .96%       1.01%     1.07%      1.06%
Ratio of Net Investment Income to Average Net
  Assets Applicable to Common Shares (e)......    6.08%       5.51%     5.71%      5.95%
SENIOR SECURITIES:
Total Preferred Shares Outstanding............   12,000      12,000    12,000     12,000
Asset Coverage Per Preferred Share (f)........  $72,347     $73,700   $70,177   $ 69,241
Involuntary Liquidating Preference Per
  Preferred Share.............................  $25,000     $25,000   $25,000   $ 25,000
Average Market Value Per Preferred Share......  $25,000     $25,000   $25,000   $ 25,000

 * Non-annualized

(a) As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the six months ended April 30, 2002 was to increase the ratio of net investment income to average net assets applicable to common shares by .05%. Net investment income per share and net realized and unrealized gains and losses per share were unaffected by the adjustments. Per share, ratios and supplemental data for periods prior to April 30, 2002 have not been restated to reflect this change in presentation.

(b) Net Asset Value at September 27, 1991, is adjusted for common and preferred share offering costs of $.192 per common share.

(c) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(d) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(e) Ratios reflect the effect of dividend payments to preferred shareholders.

(f) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

                                                                                  SEPTEMBER 27, 1991
    TWO MONTHS                                                                     (COMMENCEMENT OF
       ENDED                           YEAR ENDED AUGUST 31,                          INVESTMENT
    OCTOBER 31,   ---------------------------------------------------------------   OPERATIONS) TO
       1998         1998       1997       1996       1995       1994       1993    AUGUST 31, 1992
----------------------------------------------------------------------------------------------------
     $  17.32     $  16.60   $  15.84   $  15.73   $  15.56   $  17.04   $  16.33      $  14.81
     --------     --------   --------   --------   --------   --------   --------      --------
          .21         1.26       1.28       1.30       1.31       1.34       1.41          1.17
          .08          .72        .73        .10        .26      (1.42)       .78          1.37
         (.02)        (.30)      (.29)      (.30)      (.32)      (.28)      (.24)          (.21)
         (.04)         -0-        -0-        -0-        -0-        -0-       (.03)           -0-
     --------     --------   --------   --------   --------   --------   --------      --------
          .23         1.68       1.72       1.10       1.25       (.36)      1.92          2.33
          .16          .96        .96        .99       1.08       1.12       1.10           .81
          -0-          -0-        -0-        -0-        -0-        -0-        .11           -0-
     --------     --------   --------   --------   --------   --------   --------      --------
     $  17.39     $  17.32   $  16.60   $  15.84   $  15.73   $  15.56   $  17.04      $  16.33
     ========     ========   ========   ========   ========   ========   ========      ========
     $16.8125     $16.1875   $  15.75   $  14.50   $  14.25   $  15.00   $  16.75      $ 16.125
        4.84%*       9.06%     15.87%      8.98%      2.39%     -3.94%     11.90%        13.24%*
     $  630.6     $  628.2   $  601.9   $  574.6   $  570.7   $  564.4   $  617.9      $  591.7
        1.57%        1.57%      1.61%      1.61%      1.65%      1.64%      1.59%         1.49%
        7.20%        7.42%      7.86%      8.08%      8.58%      8.23%      8.58%         8.27%
           6%*         94%        54%        36%        49%        47%        48%          100%*
        1.07%        1.06%      1.07%      1.06%      1.07%      1.09%      1.06%         1.03%
        6.48%        5.66%      6.04%      6.20%      6.48%      6.52%      7.08%         6.85%
        6,000        6,000      6,000      6,000      6,000      6,000      6,000         6,000
     $155,104     $154,696   $150,322   $145,764   $145,113   $144,074   $152,980      $148,612
     $ 50,000     $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000      $ 50,000
     $ 50,000     $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000      $ 50,000

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

April 30, 2002 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of municipal obligations rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on September 27, 1991.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2002, the Trust had $18,496,217 of when-issued and delayed delivery purchase commitments.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2002 (Unaudited)

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

    As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. Prior to November 1, 2001, the Trust did not accrete market discount on fixed income securities. The cumulative effect of this accounting change had no impact on total net assets of the Trust, but resulted in a $677,849 increase in cost of securities and a corresponding $677,849 decrease in net unrealized appreciation, based on securities held by the Trust on November 1, 2001.

    The effect of this change for the six months ended April 30, 2002 was to increase net investment income by $140,495; increase net unrealized depreciation by $35,463, and decrease net realized gains by $105,032. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2001, the Trust had an accumulated capital loss carryforward for tax purposes of $8,328,235, which will expire on October 31, 2008.

    At April 30, 2002, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................ $836,897,688
                                                             ============
Gross tax unrealized appreciation........................... $ 40,703,416
Gross tax unrealized depreciation........................... $  7,870,584
                                                             ------------
Net tax unrealized appreciation on investments.............. $ 32,832,832
                                                             ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2002 (Unaudited)

F. EXPENSE REDUCTION During the six months ended April 30, 2002, the Trust's custody fee was reduced by $738 as a result of credits earned on cash balances.

G. RECLASSIFICATIONS In accordance with the provisions of EITF D-98, "Classification and Measurement of Reedeemable Securities", effective for the current period, the Trust has reclassified its Auction Preferred Shares ("APS") outside of permanent equity in the Net Assets section of the Statement of Assets and Liabilities. In addition, distributions to APS shareholders are now classified as a component of the "Decrease in net assets from operations" on the Statement of Operations and the Statement of Changes in Net Assets and as a component of the "Total from investment operations" on the Financial Highlights. Prior year amounts presented have been reclassified to conform to this period's presentation. This change has no impact on the net assets applicable to common shares of the Trust.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .60% of the average daily net assets of the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Investments Inc. or its affiliates (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of ..05% of the average daily net assets of the Trust. Effective May 15, 2002, this fee was reduced from .20% to .05% of the daily net assets of the Trust. The administrative services provided by the Administrator include record keeping and reporting responsibilities with respect to the Trust's portfolio and preferred shares and providing certain services to shareholders.

    For the six months ended April 30, 2002, the Trust recognized expenses of approximately $36,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2002, the Trust recognized expenses of approximately $37,800 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2002 (Unaudited)

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $144,898,162 and $137,345,116, respectively.

4. PREFERRED SHARES

The Trust has outstanding 12,000 Auction Preferred Shares ("APS") in four series of 3,000 shares each. Dividends are cumulative and the dividend rate is periodically reset through an auction process. The dividend periods for Series A and C are generally seven days. The dividend periods for Series B and D are 28 days. The average rate in effect on April 30, 2002 was 1.529%. During the six months ended April 30, 2002, the rates ranged from 1.000% to 2.000%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests, and the APS are subject to mandatory redemption if the tests are not met.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN MUNICIPAL TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, IL 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice

The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2002 Van Kampen Funds Inc. All rights reserved.
VKQ SAR 6/02                                                   Member NASD/SIPC.
                                                                 6176F02-AS-6/02